6. ACQUISITIONS: Schedule of Consideration paid and net identifiable assets acquired (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Consideration paid and net identifiable assets acquired

Consideration paid:
Common shares issued	$34,907,000
Common shares - Finder's fee	1,998,000
Fair value of special warrants issued	4,995,000
$41,900,000
Net identifiable assets acquired:
Intangible assets	$101,887,000
License Liability	(59,987,000)
$41,900,000